INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of income tax expense	Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2026	2025	2026	2025
Current income taxes	(152)	(220)	(76)	(168)
Deferred income taxes	32	134	16	94
Income taxes	(120)	(86)	(60)	(74)
Effective tax rate	31.3%	10.6%	30.0%	10.9%